Intangible assets	6 Months Ended
Sep. 30, 2021
Intangible assets and goodwill [abstract]
Intangible assets	Intangible assets

(EUR thousand)
	Goodwill	Trademarks	Customer relationships	Other intangible assets	Software	Total
Opening balance as of July 1, 2021	476,996	45,943	668,094	9,711	128,908	1,329,652
Acquisition of subsidiaries	7,829	—	—	—	1,236	9,065
Purchases	—	—	199	304	4,290	4,793
Disposals	—	—	—	—	(30)	(30)
Reclassifications	—	—	—	94	(94)	—
Exchange differences	(683)	(23)	(51)	(17)	(507)	(1,281)
Accumulated acquisition values	484,142	45,920	668,242	10,092	133,803	1,342,199

Opening balance as of July 1, 2021	—	(19,946)	(624,150)	(7,491)	(67,389)	(718,976)
Amortization	—	(559)	(11,722)	(452)	(5,126)	(17,859)
Exchange differences	—	—	12	(2)	380	390
Accumulated amortization	—	(20,505)	(635,860)	(7,945)	(72,135)	(736,445)

Opening balance as of July 1, 2021	(1,949)	—	—	(498)	(3,559)	(6,006)
Impairment	—	—	—	—	(163)	(163)
Reversal of impairment	—	—	—	—	95	95
Disposals	—	—	—	—	4	4
Exchange differences	(21)	—	—	—	1	(20)
Accumulated impairment	(1,970)	—	—	(498)	(3,622)	(6,090)

Net book value as of September 30, 2021	482,172	25,415	32,382	1,649	58,046	599,664

(EUR thousand)
	Goodwill	Trademarks	Customer relationships	Other intangible assets	Software	Total
Opening balance as of July 1, 2020	413,039	45,899	666,473	9,840	108,136	1,243,387
Purchases	—	—	717	2	4,292	5,011
Disposals	—	—	—	—	(177)	(177)
Exchange differences	(89)	2	(3)	(39)	(192)	(321)
Accumulated acquisition values	412,950	45,901	667,187	9,803	112,059	1,247,900

Opening balance as of July 1, 2020	—	(17,709)	(551,660)	(7,569)	(46,885)	(623,823)
Amortization	—	(559)	(18,129)	(178)	(5,200)	(24,066)
Disposals	—	—	—	—	254	254
Exchange differences	—	(2)	—	31	71	100
Accumulated amortization	—	(18,270)	(569,789)	(7,716)	(51,760)	(647,535)

Opening balance as of July 1, 2020	(1,999)	—	—	(498)	(2,572)	(5,069)
Impairment	—	—	—	—	(377)	(377)
Exchange differences	15	—	—	—	(2)	13
Accumulated impairment	(1,984)	—	—	(498)	(2,951)	(5,433)

Net book value as of September 30, 2020	410,966	27,631	97,398	1,589	57,348	594,932

(EUR thousand)
	Goodwill	Trademarks	Customer relationships	Other intangible assets	Software	Total
Opening balance as of July 1, 2019	413,022	45,910	660,229	8,135	85,222	1,212,518
Purchases	—	—	150	787	6,336	7,273
Disposals	—	—	—	(3)	(173)	(176)
Reclassifications	—	—	—	55	31	86
Exchange differences	257	6	15	70	200	548
Accumulated acquisition values	413,279	45,916	660,394	9,044	91,616	1,220,249

Opening balance as of July 1, 2019	—	(15,472)	(479,885)	(6,483)	(29,459)	(531,299)
Amortization	—	(559)	(17,563)	(226)	(3,278)	(21,626)
Disposals	—	—	—	2	63	65
Adjustments due to changes in accounting policies	—	—	(2)	—	—	(2)
Exchange differences	—	(2)	—	(48)	(71)	(121)
Accumulated amortization	—	(16,033)	(497,450)	(6,755)	(32,745)	(552,983)

Opening balance as of July 1, 2019	(2,051)	—	—	(498)	(1,551)	(4,100)
Impairment	—	—	—	—	(115)	(115)
Exchange differences	(52)	—	—	—	—	(52)
Accumulated impairment	(2,103)	—	—	(498)	(1,666)	(4,267)

Net book value as of September 30, 2019	411,176	29,883	162,944	1,791	57,205	662,999

(EUR thousand)
	Goodwill	Trademarks	Customer relationships	Other intangible assets	Software	Total
Opening balance as of April 1, 2021	477,865	45,974	667,697	9,724	125,810	1,327,070
Acquisition of subsidiaries	7,829	—	—	—	1,236	9,065
Purchases	—	—	673	367	8,138	9,178
Disposals	—	—	—	—	(40)	(40)
Reclassifications	—	—	—	94	(94)	—
Exchange differences	(1,552)	(54)	(128)	(93)	(1,247)	(3,074)
Accumulated acquisition values	484,142	45,920	668,242	10,092	133,803	1,342,199
Opening balance as of April 1, 2021	—	(19,387)	(606,140)	(7,338)	(62,891)	(695,756)
Amortization	—	(1,118)	(29,753)	(646)	(10,145)	(41,662)
Disposals	—	—	—	—	6	6
Exchange differences	—	—	33	39	895	967
Accumulated amortization	—	(20,505)	(635,860)	(7,945)	(72,135)	(736,445)
Opening balance as of April 1, 2021	(1,975)	—	—	(498)	(3,462)	(5,935)
Impairment	—	—	—	—	(262)	(262)
Reversal of impairment	—	—	—	—	95	95
Disposals	—	—	—	—	4	4
Exchange differences	5	—	—	—	3	8
Accumulated impairment	(1,970)	—	—	(498)	(3,622)	(6,090)
Net book value as of September 30, 2021	482,172	25,415	32,382	1,649	58,046	599,664

(EUR thousand)
	Goodwill	Trademarks	Customer relationships	Other intangible assets	Software	Total
Opening balance as of April 1, 2020	411,538	45,795	666,021	9,240	101,908	1,234,502
Purchases	—	—	952	447	8,580	9,979
Disposals	—	—	—	—	(297)	(297)
Exchange differences	1,412	106	214	116	1,868	3,716
Accumulated acquisition values	412,950	45,901	667,187	9,803	112,059	1,247,900
Opening balance as of April 1, 2020	—	(17,150)	(533,549)	(7,277)	(40,425)	(598,401)
Amortization	—	(1,118)	(36,201)	(390)	(10,365)	(48,074)
Disposals	—	—	—	—	253	253
Exchange differences	—	(2)	(39)	(49)	(1,223)	(1,313)
Accumulated amortization	—	(18,270)	(569,789)	(7,716)	(51,760)	(647,535)
Opening balance as of April 1, 2020	(2,027)	—	—	(498)	(2,574)	(5,099)
Impairment	—	—	—	—	(377)	(377)
Exchange differences	43	—	—	—	—	43
Accumulated impairment	(1,984)	—	—	(498)	(2,951)	(5,433)
Net book value as of September 30, 2020	410,966	27,631	97,398	1,589	57,348	594,932

(EUR thousand)
	Goodwill	Trademarks	Customer relationships	Other intangible assets	Software	Total
Opening balance as of April 1, 2019	413,499	45,941	660,325	7,999	81,024	1,208,788
Purchases	—	—	150	973	11,316	12,439
Disposals	—	—	—	(3)	(305)	(308)
Reclassifications	—	—	—	17	(3)	14
Exchange differences	(220)	(25)	(81)	58	(416)	(684)
Accumulated acquisition values	413,279	45,916	660,394	9,044	91,616	1,220,249
Opening balance as of April 1, 2019	—	(14,913)	(462,288)	(6,166)	(25,641)	(509,008)
Amortization	—	(1,118)	(35,175)	(549)	(7,378)	(44,220)
Disposals	—	—	—	2	44	46
Adjustments due to changes in accounting policies	—	—	(2)	—	—	(2)
Exchange differences	—	(2)	15	(42)	230	201
Accumulated amortization	—	(16,033)	(497,450)	(6,755)	(32,745)	(552,983)
Opening balance as of April 1, 2019	(2,109)	—	—	(498)	(1,551)	(4,158)
Impairment	—	—	—	—	(115)	(115)
Exchange differences	6	—	—	—	—	6
Accumulated impairment	(2,103)	—	—	(498)	(1,666)	(4,267)
Net book value as of September 30, 2019	411,176	29,883	162,944	1,791	57,205	662,999
Goodwill
Movements in goodwill allocated to the CRTS segment for the three and six months ended September 30, 2021 result from the acquisition of Yocuda and currency translation effects. For further details on the acquisition refer to Note 13.
Management reviews the business performance based on a product perspective. TFSS, AVPS and CRTS have been identified as the main product groups and the Group's operating segments. Goodwill is monitored by management at the operating segment level. The following is a summary of goodwill allocation for each operating segment:

(EUR thousand)	As of September 30	As of March 31
Goodwill	2021	2021	2020
TFSS	361,589	361,470	360,311
AVPS	49,688	50,497	49,200
CRTS	70,895	63,923	—
Total	482,172	475,890	409,511
As of March 31, 2021, and with respect to the TFSS segment, the headroom was EUR1,008.9 million, with the percentage by which the TFSS recoverable amount exceeded the carrying value being 298%. With respect to the AVPS segment, the headroom was EUR336.1 million with the percentage by which the AVPS recoverable amount exceeded the carrying value being 487%. For both TFSS, and AVPS there were no reasonably possible changes in key assumptions that might neutralize the headroom. In the case of CRTS, the derived fair value less cost of disposal exceeded the carrying amount, with an implied headroom of approximately 50% when compared against the primary peer group. As of March 31, 2021, we had concluded that in the case the actual 2021 revenue projections for CRTS would be approximately 30% lower than projected or should the comparable peer groups valuation de-rate, there would be a risk that the goodwill associated with the CRTS would be impaired.
Management assessed whether there were any additional indicators for impairment of CGU’s during the six month period ended September 30, 2021. The assessment performed as of March 31, 2021 is still considered valid and management did not consider there to be any further impairment indicators which would require an updated impairment test to be performed as of September 30, 2021.
Customer Relationships
As part of business combinations in 2013 and 2016 new intangibles were identified and are collectively defined as customer relationship contracts with a net book value as of September 30, 2021 of EUR26.4 million (EUR54.7 million as of March 31, 2021, EUR123.6 million as of March 31, 2020). The customer relationships have been split across the operating segments as follows:

(EUR thousand)	As of September 30	As of March 31
Customer relationships	2021	2021	2020	PPA initial valuation
TFSS	26,405	53,135	117,479	610,789
AVPS	—	1,528	6,113	44,256
Total	26,405	54,663	123,592	655,045
TFSS and AVPS Customer relationships contain different types of customers, categorized based on revenue and footprint or services offered. The expected economic life for the customer relationship contracts is between 9 and 20.5 years, driven by these varying types of customer relationships within the TFSS and AVPS operating segments. These will be fully amortized by September 2036.
Other intangible assets
Other intangibles include licenses acquired and software purchased from external parties.
Software
Software consists of IT software internally developed for TFSS and AVPS businesses and is amortized over a 3-year period. It also includes technology software that has been acquired as part of the ZigZag and Yocuda acquisitions in the financial year ended March 31, 2021 and in the period ended September 30, 2021, respectively, with a total fair value of EUR5.9 million as of September 30, 2021. The technology software is allocated to the CRTS business and is being amortized over a 5-year period.